Schedule of Deferred Share Units (Details) - $ / shares					3 Months Ended				12 Months Ended
		Jul. 02, 2022	Mar. 31, 2022	Apr. 21, 2020	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance					4,822,741		576,000		576,000		988,990
Weighted average grant date fair value per share, Unvested, Beginning balance					$ 0.22		$ 0.62		$ 0.62		$ 0.39
Number of shares, Vested									(2,373,900)		(1,516,299)
Weighted average grant date fair value per share, Vested									$ 0.18		$ 0.41
Number of shares, Granted									6,620,641		1,348,434
Weighted average grant date fair value per share, Granted									$ 0.17		$ 0.38
Number of shares, Unvested, ending balance					4,822,741	[1]			4,822,741		576,000
Weighted average grant date fair value per share, Unvested, Ending balance					$ 0.22	[1]			$ 0.22		$ 0.62
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance					2,710,000		5,625,000		5,625,000		7,500,000	[2]
Weighted average grant date fair value per share, Unvested, Beginning balance					$ 1.00		$ 1.03		$ 1.03		$ 1.03	[2]
Number of shares, Vested			(625,000)				(625,000)	[3]	(3,125,000)	[4],[5]	(1,875,000)
Weighted average grant date fair value per share, Vested							$ 1.03	[3]	$ 1.03	[4],[5]	$ 1.03
Number of shares, Granted		210,000		7,500,000					210,000	[2]
Weighted average grant date fair value per share, Granted	[5]								$ 0.20
Number of shares, Unvested, ending balance			5,000,000		2,710,000		5,000,000		2,710,000		5,625,000
Weighted average grant date fair value per share, Unvested, Ending balance			$ 1.03		$ 1.00		$ 1.03		$ 1.00		$ 1.03

[1]	Includes 1,507,580 RSU’s which had vested as of March 31, 2023 but had not been converted to Common Shares.
[2]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. On July 1, 2022 the Company granted 210,000 DSU’s, these DSU’s vest after 12 months of the issuance date. During the year ended December 31, 2022, and 2021 the Company recognized recovery of $282,967 and expense of $421,284, respectively, in stock-based compensation related to the DSUs, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss), as DSU’s were settled in cash during the year ended December 31, 2022. Upon redemption of the 2,500,000 DSUs (see (iii)) the fair value of the remaining DSU liability at December, 2022 was $573,742.
[3]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.
[4]	During the year ended December 31, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions. The DSU’s were therefore all accelerated to vest.
[5]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.